Debt - Summary of Changes in Consolidated Debt (Detail) - Financed public works contracts - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of debt [line items]
At the beginning of the period			$ 2,249,695,894	$ 2,258,727,317
Loans obtained - financing institutions	$ 760,249,760	$ 1,058,854,764	1,652,151,747
Debt payments	(799,148,919)	(1,027,818,098)	(1,707,581,580)
Accrued interest	110,204,259	109,254,054	162,903,771
Interest paid	(123,300,926)	(123,430,793)	(157,256,625)
Foreign exchange	(64,886,681)	19,895,393	40,751,264
At the end of the period	$ 2,132,813,387	$ 2,295,482,637	$ 2,249,695,894